FAIR VALUE OF ASSETS AND LIABILITIES - Items measured at fair value on a non-recurring basis (Details) - Non-recurring fair value measurement - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	$ 5,958,180	$ 173,742
Machinery and equipment
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	5,622	10,085
Real estate for residential purposes
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	4,584	133,863
Real estate different from residential properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	136	29,794
Discontinued operation
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	5,947,838
Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	5,958,180	173,742
Level 3 | Machinery and equipment
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	5,622	10,085
Level 3 | Real estate for residential purposes
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	4,584	133,863
Level 3 | Real estate different from residential properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	136	$ 29,794
Level 3 | Discontinued operation
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	$ 5,947,838